Contract balances (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Contract balances and Other liabilities Explanatory [Abstract]
Disclosure of detailed information about receivables contract assets and contract liabilities from the contracts with the customers [text block]
The following table provides information about receivables, contract assets and contract liabilities from the contracts with the customers

Particulars	March 2023		March 2022
Trade Receivables		11,345,542		10,784,668
Contract Assets – Unbilled Revenue		52,581		51,283
Contract liabilities – Deferred Income
Current contract liabilities	1,972,483		1,792,342
Non-current contract liabilities	2,323,958		1,797,611
Total Contract liabilities – Deferred Income		4,296,441		3,589,953

Disclosure of detailed information about movement in contract assets [text block]
The following table provides the movement in contract assets (unbilled revenue) for the year ended March 31, 2023 and March 31, 2022:

Particulars	March 31, 2023	March 31, 2022
Balance as of April 1, 2022	51,283	7,516
Add: Revenue recognized during the year	51,111	49955
Less: Invoiced during the year	(51,312)	(7,516)
Add: Translation gain or (loss)	1,499	1328
Balance as of March 31, 20 23	52,581	51,283

Disclosure of detailed information about movement in contract liabilities [text block]
The /following table provides the movement in contract liabilities (Deferred Income) for the year ended March 31, 2023 and March 31, 2022:

Particulars	March 31, 2023	March 31, 2022
Balance as of April 1, 2022	3,590,019	2,307,213
Less: Revenue recognized during the period	(1,702,548)	(1,490,312)
Add: Invoiced during the period but revenue not recognized	2,420,931	2,773,921
Add: Translation gain or (loss)	(11,961)	(869)
Balance as of March 31, 2023	4,296,441	3,589,953